T. ROWE PRICE Institutional Long Duration Credit Fund
August 31, 2024 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  78.5%
Banking  10.9%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 219
Banco Bilbao Vizcaya Argentaria,
VR, 6.033%, 3/13/35 (2) 400 416
Banco Santander, 5.439%, 7/15/31  800 823
Banco Santander, 6.921%, 8/8/33  200 217
Bank of America, 5.00%, 1/21/44  1,100 1,096
Bank of America, VR, 2.676%,
6/19/41 (2) 200 145
Bank of America, VR, 2.687%,
4/22/32 (2) 200 175
Bank of America, VR, 3.824%,
1/20/28 (2) 100 98
Bank of America, VR, 4.078%,
4/23/40 (2) 300 267
Bank of America, VR, 4.33%,
3/15/50 (2) 455 400
Bank of America, VR, 5.468%,
1/23/35 (2) 210 218
Bank of America, Series N, VR,
2.651%, 3/11/32 (2) 250 219
Bank of New York Mellon, VR,
6.474%, 10/25/34 (2) 230 256
Barclays, 5.25%, 8/17/45  250 246
Barclays, VR, 6.036%, 3/12/55 (2) 200 213
Barclays, VR, 7.437%, 11/2/33 (2) 200 228
BNP Paribas, VR, 2.871%,
4/19/32 (1)(2) 200 175
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 252
Capital One Financial, VR, 3.273%,
3/1/30 (2) 250 232
Capital One Financial, VR, 6.051%,
2/1/35 (2) 150 155
Capital One Financial, VR, 6.377%,
6/8/34 (2) 300 317
Citigroup, 4.65%, 7/30/45  530 483
Citigroup, VR, 4.281%, 4/24/48 (2) 600 516
Citigroup, VR, 5.827%, 2/13/35 (2) 500 513
Citigroup, VR, 6.174%, 5/25/34 (2) 115 121
Credit Agricole, 5.365%, 3/11/34 (1) 500 512
Danske Bank, VR, 5.705%,
3/1/30 (1)(2) 200 206
Fifth Third Bancorp, 8.25%, 3/1/38  300 369
Goldman Sachs Group, 2.60%,
2/7/30  100 91
Goldman Sachs Group, 4.75%,
10/21/45  515 485
Goldman Sachs Group, 5.15%,
5/22/45  200 196
Goldman Sachs Group, 6.25%,
2/1/41  700 781
HSBC Holdings, 7.625%, 5/17/32  155 176
HSBC Holdings, VR, 5.719%,
3/4/35 (2)(3) 275 286
Par/Shares $ Value
(Amounts in 000s)
‡
HSBC Holdings, VR, 6.332%,
3/9/44 (2) 400 437
HSBC Holdings, VR, 7.399%,
11/13/34 (2) 290 324
ING Groep, VR, 5.55%, 3/19/35 (2) 500 516
ING Groep, VR, 6.114%, 9/11/34 (2) 200 214
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330 353
JPMorgan Chase, 4.95%, 6/1/45  400 387
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,066
JPMorgan Chase, VR, 3.882%,
7/24/38 (2) 730 652
JPMorgan Chase, VR, 5.336%,
1/23/35 (2) 185 191
Lloyds Banking Group, 4.344%,
1/9/48  200 163
Lloyds Banking Group, VR, 5.679%,
1/5/35 (2) 225 232
Morgan Stanley, 4.30%, 1/27/45  450 403
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 450 351
NatWest Group, VR, 6.016%,
3/2/34 (2) 250 265
PNC Financial Services Group, VR,
4.626%, 6/6/33 (2) 250 240
Santander Holdings USA, VR,
6.342%, 5/31/35 (2) 560 579
Societe Generale, VR, 6.066%,
1/19/35 (1)(2) 365 377
Standard Chartered, VR, 5.905%,
5/14/35 (1)(2) 650 672
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 208
State Street, VR, 5.159%, 5/18/34 (2)
(3) 305 311
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 212
U.S. Bancorp, VR, 5.678%,
1/23/35 (2) 325 337
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 148
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 206
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 216
Wells Fargo, 3.90%, 5/1/45  350 291
Wells Fargo, VR, 2.393%, 6/2/28 (2) 150 142
Wells Fargo, VR, 3.068%, 4/30/41 (2) 2,000 1,529
Wells Fargo, VR, 5.499%, 1/23/35 (2) 250 256
Wells Fargo, VR, 5.557%, 7/25/34 (2) 200 207
Wells Fargo Bank, 6.60%, 1/15/38  250 283
Westpac Banking, VR, 2.668%,
11/15/35 (2) 500 427
23,297
Basic Industry  2.0%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 36
Celanese U.S. Holdings, 6.70%,
11/15/33  60 65

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dow Chemical, 4.80%, 5/15/49  490 434
Dow Chemical, 5.60%, 2/15/54  350 351
Ecolab, 2.70%, 12/15/51  300 196
Ecolab, 3.70%, 11/1/46  30 23
FMC, 6.375%, 5/18/53  600 626
Freeport-McMoRan, 5.45%, 3/15/43  300 294
International Paper, 4.35%, 8/15/48  139 119
LYB International Finance III,
5.625%, 5/15/33  250 262
LyondellBasell Industries, 4.625%,
2/26/55  400 336
Newmont, 5.45%, 6/9/44  195 196
Nucor, 4.40%, 5/1/48  75 66
Southern Copper, 5.25%, 11/8/42  200 193
Southern Copper, 5.875%, 4/23/45  500 513
Southern Copper, 7.50%, 7/27/35  200 236
Westlake, 3.125%, 8/15/51  500 326
4,272
Brokerage Assetmanagers
Exchanges  0.9%
BlackRock Funding, 5.00%, 3/14/34  750 773
Intercontinental Exchange, 4.95%,
6/15/52  300 292
Intercontinental Exchange, 5.25%,
6/15/31  345 359
Nasdaq, 3.95%, 3/7/52  220 173
Nasdaq, 5.95%, 8/15/53  340 362
1,959
Capital Goods  3.2%
Amphenol, 5.25%, 4/5/34  270 277
Boeing, 5.705%, 5/1/40  300 289
Boeing, 5.805%, 5/1/50  500 466
Carrier Global, 6.20%, 3/15/54 (3) 198 226
CRH America Finance, 5.40%,
5/21/34  750 771
Deere, 3.90%, 6/9/42  650 566
Honeywell International, 5.25%,
3/1/54  500 507
Ingersoll Rand, 5.70%, 6/15/54  170 177
Johnson Controls International,
4.50%, 2/15/47  250 218
L3Harris Technologies, 4.854%,
4/27/35  280 275
Martin Marietta Materials, 4.25%,
12/15/47  305 257
Masco, 4.50%, 5/15/47  360 310
Owens Corning, 5.95%, 6/15/54  550 567
Republic Services, 5.00%, 12/15/33  530 538
Republic Services, 5.00%, 4/1/34  25 25
Stanley Black & Decker, 2.75%,
11/15/50  800 485
Trane Technologies Financing,
5.10%, 6/13/34  275 282
Vulcan Materials, 4.50%, 6/15/47  130 113
Waste Connections, 2.95%, 1/15/52  175 118
Par/Shares $ Value
(Amounts in 000s)
‡
Waste Management, 4.875%,
2/15/34 (3) 350 355
6,822
Communications  9.6%
American Tower, 5.45%, 2/15/34  265 273
American Tower, 5.90%, 11/15/33  300 318
AT&T, 3.50%, 6/1/41  1,750 1,403
AT&T, 3.80%, 12/1/57  2,228 1,623
AT&T, 4.75%, 5/15/46  800 727
AT&T, 5.40%, 2/15/34  200 207
Bell Canada, 5.10%, 5/11/33  250 251
Charter Communications Operating,
3.50%, 3/1/42  600 413
Charter Communications Operating,
3.70%, 4/1/51  600 379
Charter Communications Operating,
5.75%, 4/1/48  425 368
Charter Communications Operating,
6.484%, 10/23/45  300 287
Charter Communications Operating,
6.65%, 2/1/34  280 291
Comcast, 2.45%, 8/15/52  350 207
Comcast, 3.90%, 3/1/38  150 133
Comcast, 4.00%, 3/1/48  500 408
Comcast, 4.049%, 11/1/52  755 611
Cox Communications, 2.95%,
10/1/50 (1) 230 141
Cox Communications, 5.45%,
9/1/34 (1) 270 268
Cox Communications, 5.70%,
6/15/33 (1) 500 508
Crown Castle, 2.90%, 4/1/41  250 181
Crown Castle, 4.75%, 5/15/47  185 164
Interpublic Group of Companies,
5.375%, 6/15/33  340 344
Meta Platforms, 4.95%, 5/15/33 (3) 170 175
Meta Platforms, 5.40%, 8/15/54  55 56
Meta Platforms, 5.60%, 5/15/53  380 399
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,524
Rogers Communications, 4.35%,
5/1/49  175 145
Rogers Communications, 4.50%,
3/15/42  160 141
Rogers Communications, 4.55%,
3/15/52  250 211
Rogers Communications, 5.00%,
3/15/44  350 325
Rogers Communications, 5.30%,
2/15/34  225 226
T-Mobile USA, 3.40%, 10/15/52  500 359
T-Mobile USA, 5.05%, 7/15/33  250 254
T-Mobile USA, 5.75%, 1/15/34  300 317
T-Mobile USA, 5.75%, 1/15/54  680 707
Telefonica Emisiones, 5.213%,
3/8/47  650 598
Telefonica Emisiones, 5.52%, 3/1/49  500 484

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Time Warner Cable, 5.875%,
11/15/40  700 630
TWDC Enterprises 18, 4.125%,
6/1/44  700 608
Verizon Communications, 2.65%,
11/20/40  1,000 725
Verizon Communications, 2.987%,
10/30/56  1,536 997
Verizon Communications, 4.862%,
8/21/46  400 381
Videotron, 5.125%, 4/15/27 (1) 70 70
Vodafone Group, 4.875%, 6/19/49  230 208
Vodafone Group, 5.75%, 6/28/54  800 811
Walt Disney, 2.75%, 9/1/49  800 529
20,385
Consumer Cyclical  4.6%
Amazon.com, 4.95%, 12/5/44  400 404
AutoZone, 4.75%, 2/1/33  250 247
AutoZone, 5.20%, 8/1/33  200 203
Best Buy, 1.95%, 10/1/30  200 172
CBRE Services, 5.95%, 8/15/34  245 260
Cummins, 5.45%, 2/20/54  1,000 1,023
Daimler Truck Finance North
America, 5.375%, 1/18/34 (1) 450 461
Dollar General, 5.45%, 7/5/33 (3) 250 249
eBay, 4.00%, 7/15/42  500 415
Ford Motor, 4.75%, 1/15/43  200 168
Ford Motor Credit, 7.122%, 11/7/33  215 232
General Motors, 6.60%, 4/1/36  600 651
General Motors, 6.75%, 4/1/46  375 413
Home Depot, 4.20%, 4/1/43  1,000 885
Home Depot, 4.40%, 3/15/45  200 181
Lowe's, 4.65%, 4/15/42  250 227
Lowe's, 5.625%, 4/15/53  400 403
Lowe's, 5.85%, 4/1/63  300 307
Magna International, 5.50%, 3/21/33  270 283
McDonald's, 4.20%, 4/1/50  90 75
McDonald's, 5.45%, 8/14/53  250 253
Mercedes-Benz Finance North
America, 5.05%, 8/3/33 (1) 300 305
O'Reilly Automotive, 5.00%, 8/19/34  1,500 1,499
Tractor Supply, 5.25%, 5/15/33  250 256
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (1) 250 262
9,834
Consumer Non-Cyclical  11.2%
AbbVie, 4.05%, 11/21/39  500 450
AbbVie, 4.25%, 11/21/49  735 642
AbbVie, 4.50%, 5/14/35  400 393
AbbVie, 5.50%, 3/15/64  335 349
Altria Group, 5.80%, 2/14/39  140 144
Amgen, 4.95%, 10/1/41  600 566
Amgen, 5.65%, 3/2/53  1,125 1,152
Anheuser-Busch, 4.90%, 2/1/46  1,980 1,896
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 320
Par/Shares $ Value
(Amounts in 000s)
‡
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  400 419
Astrazeneca Finance, 4.875%,
3/3/33  200 204
BAT Capital, 6.00%, 2/20/34  110 116
BAT Capital, 7.079%, 8/2/43  180 201
BAT Capital, 7.081%, 8/2/53  350 395
Bayer U.S. Finance, 6.875%,
11/21/53 (1) 200 218
Becton Dickinson & Company,
4.669%, 6/6/47  200 179
Biogen, 3.15%, 5/1/50  270 181
Bristol-Myers Squibb, 4.125%,
6/15/39  800 725
Bristol-Myers Squibb, 5.65%, 2/22/64  225 233
Centra Health, 4.70%, 1/1/48  190 168
Cigna Group, 3.875%, 10/15/47  370 289
Cigna Group, 4.90%, 12/15/48  600 548
CommonSpirit Health, 3.91%,
10/1/50  170 135
CommonSpirit Health, 4.187%,
10/1/49  135 112
CVS Health, 4.125%, 4/1/40  330 276
CVS Health, 5.05%, 3/25/48  765 678
CVS Health, 5.25%, 2/21/33  170 170
CVS Health, 6.00%, 6/1/44  750 754
CVS Health, 6.00%, 6/1/63  250 248
Eli Lilly, 5.00%, 2/9/54  350 349
Hackensack Meridian Health,
4.211%, 7/1/48 (3) 170 150
HCA, 4.375%, 3/15/42  580 491
HCA, 4.625%, 3/15/52  400 335
HCA, 5.90%, 6/1/53  250 254
Icon Investments Six, 6.00%, 5/8/34  200 211
IQVIA, 6.25%, 2/1/29  95 100
Kroger, 5.50%, 9/15/54  525 512
Mars, 4.75%, 4/20/33 (1) 225 223
Mead Johnson Nutrition, 4.60%,
6/1/44  550 492
Merck, 4.15%, 5/18/43  700 619
Merck, 5.00%, 5/17/53  340 333
Nestle Holdings, 4.85%, 3/14/33 (1) 300 309
Pfizer Investment Enterprises,
5.11%, 5/19/43  1,300 1,284
Pfizer Investment Enterprises,
5.30%, 5/19/53  190 191
Philip Morris International, 5.25%,
2/13/34  500 511
Reynolds American, 5.70%, 8/15/35  150 153
Reynolds American, 5.85%, 8/15/45  600 588
Roche Holdings, 5.218%, 3/8/54 (1)
(3) 500 519
Solventum, 5.90%, 4/30/54 (1) 750 755
Sutter Health, 5.547%, 8/15/53  95 101
Sysco, 6.00%, 1/17/34  400 433
Takeda Pharmaceutical, 5.65%,
7/5/44  1,000 1,023

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Thermo Fisher Scientific, 5.404%,
8/10/43  350 362
Tyson Foods, 5.10%, 9/28/48  195 180
Tyson Foods, 5.15%, 8/15/44  550 512
Utah Acquisition Sub, 5.25%, 6/15/46  250 215
Viatris, 4.00%, 6/22/50  400 284
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 88
Zoetis, 4.70%, 2/1/43  300 276
24,014
Electric  9.1%
AEP Texas, 5.40%, 6/1/33  220 223
Ameren Illinois, 4.50%, 3/15/49  500 447
American Electric Power, 5.625%,
3/1/33 (3) 250 262
Appalachian Power, 6.375%, 4/1/36  145 158
Appalachian Power, 7.00%, 4/1/38  200 231
Appalachian Power, Series Y, 4.50%,
3/1/49  700 590
Baltimore Gas & Electric, 5.40%,
6/1/53  95 95
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 785
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 328
Commonwealth Edison, 5.30%,
2/1/53  40 40
Commonwealth Edison, 5.65%,
6/1/54  500 526
Consolidated Edison of New York,
6.15%, 11/15/52  400 449
Constellation Energy Generation,
5.75%, 3/15/54 (3) 500 504
Constellation Energy Generation,
6.25%, 10/1/39  300 324
Consumers Energy, 3.75%, 2/15/50  500 402
DTE Energy, 5.85%, 6/1/34  360 380
Duke Energy, 3.75%, 9/1/46  130 99
Duke Energy, 6.10%, 9/15/53  250 269
Duke Energy Indiana, 5.40%, 4/1/53  70 69
Duke Energy Ohio, 5.55%, 3/15/54  750 767
Duke Energy Progress, 5.35%,
3/15/53  200 202
El Paso Electric, 5.00%, 12/1/44  110 100
Exelon, 4.10%, 3/15/52  170 138
Exelon, 5.60%, 3/15/53  285 289
FirstEnergy, Series C, 4.85%,
7/15/47  550 492
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 178
Florida Power & Light, 2.875%,
12/4/51  130 87
Florida Power & Light, 5.60%,
6/15/54  500 530
Georgia Power, 4.95%, 5/17/33  140 142
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 740 770
Par/Shares $ Value
(Amounts in 000s)
‡
IPALCO Enterprises, 5.75%, 4/1/34  825 849
ITC Holdings, 5.65%, 5/9/34 (1) 1,000 1,037
Kentucky Utilities, 4.375%, 10/1/45  200 173
Louisville Gas & Electric, 4.375%,
10/1/45  100 86
Nevada Power, 6.00%, 3/15/54  300 324
Nevada Power, Series GG, 5.90%,
5/1/53  750 796
New York State Electric & Gas,
5.85%, 8/15/33 (1) 90 94
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 30
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 569
Niagara Mohawk Power, 5.29%,
1/17/34 (1) 500 505
Pacific Gas & Electric, 4.95%, 7/1/50  250 216
Pacific Gas & Electric, 6.15%,
1/15/33  150 158
Pacific Gas & Electric, 6.75%,
1/15/53  390 425
Pacific Gas & Electric, 6.95%,
3/15/34  410 457
PECO Energy, 4.90%, 6/15/33  300 305
PPL Capital Funding, 5.25%, 9/1/34  1,000 1,009
Public Service Company of Colorado,
5.25%, 4/1/53  100 97
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 46
Southern, 4.25%, 7/1/36  430 394
Southern, 4.40%, 7/1/46  600 527
Southern, 5.70%, 3/15/34  140 148
Southern California Edison, 5.75%,
4/15/54  500 522
Southern California Edison, 5.875%,
12/1/53  250 261
Southern California Edison, Series C,
4.125%, 3/1/48  150 124
Southwestern Public Service, 6.00%,
6/1/54  160 170
Vistra Operations, 4.30%, 7/15/29 (1) 225 218
Vistra Operations, 6.95%,
10/15/33 (1) 90 100
19,516
Energy  8.8%
6297782, 6.176%, 10/1/54 (1)(3) 1,000 998
Canadian Natural Resources, 6.25%,
3/15/38  300 319
Cheniere Energy, 5.65%, 4/15/34 (1) 250 257
Cheniere Energy Partners, 5.75%,
8/15/34 (1) 820 849
ConocoPhillips, 5.55%, 3/15/54  350 362
Continental Resources, 4.90%,
6/1/44  600 513
Devon Energy, 5.20%, 9/15/34  1,500 1,487
Diamondback Energy, 4.25%,
3/15/52  170 135
Enbridge, 5.95%, 4/5/54  500 513

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Enbridge, 6.70%, 11/15/53  120 137
Enbridge Energy Partners, 7.375%,
10/15/45  120 143
Energy Transfer, 5.15%, 2/1/43  850 775
Energy Transfer, 5.95%, 5/15/54  425 431
Energy Transfer, 6.50%, 2/1/42  595 641
Eni, 5.95%, 5/15/54 (1) 295 301
Enterprise Products Operating,
3.30%, 2/15/53  1,400 985
Enterprise Products Operating,
3.95%, 1/31/60  500 386
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 220
Marathon Oil, 5.20%, 6/1/45  300 288
MPLX, 4.90%, 4/15/58  500 436
MPLX, 5.65%, 3/1/53  300 296
Occidental Petroleum, 4.40%,
4/15/46  350 286
Occidental Petroleum, 6.05%,
10/1/54  390 397
Occidental Petroleum, 6.60%,
3/15/46  375 404
ONEOK, 6.625%, 9/1/53  295 325
ONEOK, 7.15%, 1/15/51  500 571
ONEOK Partners, 6.85%, 10/15/37  250 279
Ovintiv, 6.25%, 7/15/33  75 79
Patterson-UTI Energy, 7.15%,
10/1/33  85 92
Raizen Fuels Finance, 6.45%,
3/5/34 (1) 200 211
Shell International Finance, 4.375%,
5/11/45  1,000 897
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 177
Spectra Energy Partners, 5.95%,
9/25/43  115 118
Suncor Energy, 4.00%, 11/15/47  310 241
Targa Resources, 4.95%, 4/15/52  80 71
Targa Resources, 5.50%, 2/15/35  275 279
Targa Resources, 6.50%, 2/15/53  100 110
Targa Resources Partners, 5.00%,
1/15/28  435 434
TotalEnergies Capital, 5.488%,
4/5/54  800 827
TransCanada PipeLines, 6.10%,
6/1/40  450 473
Transcanada Trust, VR, 5.30%,
3/15/77 (2) 120 114
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 508
Western Midstream Operating,
5.50%, 8/15/48  650 595
Williams, 4.85%, 3/1/48  100 90
Williams, 5.80%, 11/15/54  750 763
18,813
Finance Companies  1.3%
AerCap Ireland Capital, 3.40%,
10/29/33  300 261
Par/Shares $ Value
(Amounts in 000s)
‡
AerCap Ireland Capital, 5.30%,
1/19/34  500 505
AerCap Ireland Capital, 6.15%,
9/30/30  150 159
GATX, 5.45%, 9/15/33  250 256
GATX, 6.05%, 6/5/54  700 730
GATX, 6.90%, 5/1/34  270 303
SMBC Aviation Capital Finance,
5.55%, 4/3/34 (1) 600 610
2,824
Insurance  6.1%
Aetna, 3.875%, 8/15/47  500 374
Aetna, 4.75%, 3/15/44  450 397
Aflac, 4.75%, 1/15/49  550 507
AIA Group, 5.375%, 4/5/34 (1) 365 371
American International Group,
5.125%, 3/27/33  425 433
Arch Capital Group, 7.35%, 5/1/34  200 234
Arthur J Gallagher, 5.75%, 7/15/54  750 770
Chubb, Series 1, 6.50%, 5/15/38  200 230
Chubb INA Holdings, 2.85%,
12/15/51  100 68
Corebridge Financial, 4.40%, 4/5/52  800 662
Elevance Health, 4.375%, 12/1/47  355 303
Elevance Health, 5.125%, 2/15/53  100 95
Equitable Holdings, 5.594%, 1/11/33  100 103
Health Care Service A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 845 865
Humana, 5.50%, 3/15/53  75 72
Humana, 5.75%, 4/15/54  260 262
Humana, 5.95%, 3/15/34  185 196
Jackson Financial, 4.00%, 11/23/51  300 211
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 161
Marsh & McLennan, 5.45%, 3/15/53  200 205
Marsh & McLennan, 5.70%, 9/15/53  155 165
Metropolitan Life Global Funding I,
5.05%, 1/8/34 (1) 500 508
Principal Financial Group, 6.05%,
10/15/36  235 254
Reinsurance Group of America,
6.00%, 9/15/33  250 263
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (1) 200 187
UnitedHealth Group, 3.25%, 5/15/51  500 361
UnitedHealth Group, 3.50%, 8/15/39  300 251
UnitedHealth Group, 4.75%, 7/15/45  600 565
UnitedHealth Group, 5.35%, 2/15/33  160 167
UnitedHealth Group, 5.375%,
4/15/54  315 317
UnitedHealth Group, 5.50%, 7/15/44  750 772
UnitedHealth Group, 5.875%,
2/15/53  900 973
Unum Group, 4.50%, 12/15/49  750 612
Voya Financial, 5.70%, 7/15/43  500 497
Willis North America, 5.90%, 3/5/54  600 616
13,027

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Miscellaneous  0.1%
Ally Financial, 8.00%, 11/1/31  200 229
229
Natural Gas  1.7%
Boston Gas, 6.119%, 7/20/53 (1) 215 222
Engie, 5.875%, 4/10/54 (1) 750 766
NiSource, 3.95%, 3/30/48  260 209
NiSource, 5.35%, 4/1/34  750 764
NiSource, 5.40%, 6/30/33  75 77
Piedmont Natural Gas, 5.40%,
6/15/33  250 258
Sempra, 3.80%, 2/1/38  600 510
Sempra, 4.00%, 2/1/48  120 96
Sempra, 5.50%, 8/1/33  250 259
Southern Company Gas Capital,
3.95%, 10/1/46  500 400
3,561
Real Estate Investment
Trusts  1.3%
Alexandria Real Estate Equities,
4.75%, 4/15/35  70 68
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 110
Essex Portfolio, 4.50%, 3/15/48 (3) 130 113
Kilroy Realty, 2.65%, 11/15/33  350 269
NNN REIT, 4.80%, 10/15/48  235 211
Prologis, 5.00%, 3/15/34  500 506
Public Storage Operating, 5.35%,
8/1/53  55 55
Regency Centers, 4.40%, 2/1/47  500 428
Regency Centers, 5.25%, 1/15/34  520 530
Simon Property Group, 5.85%,
3/8/53  200 209
Simon Property Group, 6.65%,
1/15/54  250 291
2,790
Technology  5.0%
Apple, 3.75%, 9/12/47  400 337
Broadcom, 4.926%, 5/15/37 (1) 400 388
Broadcom, 5.05%, 7/12/29  800 814
CDW, 5.55%, 8/22/34  1,000 1,008
Corning, 5.85%, 11/15/68 (3) 750 770
Fiserv, 4.40%, 7/1/49  185 158
Fiserv, 5.45%, 3/15/34  715 735
Fiserv, 5.60%, 3/2/33  85 89
Foundry JV Holdco, 6.40%,
1/25/38 (1)(3) 495 512
Intel, 4.60%, 3/25/40  500 440
Intel, 5.60%, 2/21/54  1,000 942
Intuit, 5.50%, 9/15/53  115 120
Micron Technology, 3.366%, 11/1/41  400 300
Motorola Solutions, 5.40%, 4/15/34  140 144
Motorola Solutions, 5.50%, 9/1/44  400 404
NXP, 3.25%, 5/11/41  400 302
Oracle, 3.60%, 4/1/40  1,000 803
Oracle, 3.95%, 3/25/51  350 269
Par/Shares $ Value
(Amounts in 000s)
‡
Oracle, 5.55%, 2/6/53  630 621
Oracle, 6.90%, 11/9/52  750 869
Texas Instruments, 5.00%, 3/14/53  250 247
Texas Instruments, 5.05%, 5/18/63  180 177
Workday, 3.80%, 4/1/32  200 188
10,637
Transportation  2.7%
Burlington Northern Santa Fe,
3.90%, 8/1/46  1,000 828
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 74
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 301
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 360
Canadian National Railway, 5.85%,
11/1/33  270 294
Canadian Pacific Railway, 3.10%,
12/2/51  875 605
Canadian Pacific Railway, 4.70%,
5/1/48  500 457
CSX, 4.30%, 3/1/48  140 122
CSX, 4.50%, 11/15/52  400 358
ERAC USA Finance, 5.20%,
10/30/34 (1) 500 511
ERAC USA Finance, 5.40%,
5/1/53 (1) 250 254
FedEx, 4.40%, 1/15/47  500 424
FedEx, 4.55%, 4/1/46  800 695
Norfolk Southern, 4.837%, 10/1/41  250 238
Norfolk Southern, 5.35%, 8/1/54  250 251
5,772
Total Corporate Bonds (Cost
$167,562) 167,752
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  3.2%
Owned No Guarantee  1.1%
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (1) 790 849
Petroleos Mexicanos, 5.50%, 6/27/44  175 109
Petroleos Mexicanos, 6.50%, 6/2/41  1,000 701
Petroleos Mexicanos, 7.69%, 1/23/50  200 149
Saudi Arabian Oil, 5.75%, 7/17/54  530 533
2,341
Sovereign  2.1%
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (1) 370 380
Republic of Colombia, 4.125%,
5/15/51  200 126
Republic of Colombia, 8.75%,
11/14/53  200 218
Republic of Panama, 4.50%, 4/16/50  400 285
Republic of Panama, 4.50%, 1/19/63  200 137
Republic of Panama, 7.875%, 3/1/57  200 220
Republic of Peru, 3.00%, 1/15/34  800 679

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Republic of Peru, 5.375%, 2/8/35  90 91
State of Qatar, 4.40%, 4/16/50 (1) 200 185
United Mexican States, 4.40%,
2/12/52  400 305
United Mexican States, 4.75%,
3/8/44  600 501
United Mexican States, 6.00%,
5/7/36  1,110 1,121
United Mexican States, 6.338%,
5/4/53  200 197
4,445
Total Foreign Government
Obligations & Municipalities (Cost
$6,743) 6,786
MUNICIPAL SECURITIES  4.0%
California  0.9%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 310
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 433
California, Build America, GO,
7.50%, 4/1/34  500 598
California, Various Purpose, GO,
5.20%, 3/1/43  350 356
Los Angeles Dept. of Water & Power,
Build America, 6.574%, 7/1/45  200 233
1,930
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 518
518
Florida  0.3%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 324
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 212
536
Georgia  0.6%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 513
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  633 714
1,227
Illinois  0.1%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  190 207
207
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 88
88
Par/Shares $ Value
(Amounts in 000s)
‡
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 137
137
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 228
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 445
673
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 130
130
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 545
545
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 59
59
Texas  1.0%
Board of Regents of the Univ. of
Texas System, Series D, Build
America, 5.134%, 8/15/42  200 208
Central Texas Regional Mobility
Auth., Series E, 3.167%, 1/1/41  150 122
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 238
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 540
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  150 139
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 249
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 563
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 106
2,165
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 201
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 104
305
Total Municipal Securities (Cost
$8,575) 8,520

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.3%
Commercial Mortgage-Backed
Securities  0.3%
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  460 406
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K150, Class A2, ARM
3.71%, 9/25/32  265 254
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$672) 660
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  12.6%
U.S. Treasury Obligations  12.6%
U.S. Treasury Bonds, 2.50%, 2/15/45  11,585 8,700
U.S. Treasury Bonds, 3.125%,
5/15/48  3,300 2,696
U.S. Treasury Bonds, 3.625%,
2/15/53  55 49
U.S. Treasury Bonds, 4.125%,
8/15/44  1,600 1,562
U.S. Treasury Bonds, 4.125%,
8/15/53  530 520
U.S. Treasury Bonds, 4.25%,
8/15/54 (3) 1,800 1,812
U.S. Treasury Bonds, 4.625%,
5/15/44  4,025 4,192
U.S. Treasury Bonds, 4.625%,
5/15/54 (4) 7,000 7,483
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $26,210) 27,014
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve
Fund, 5.34% (5)(6) 2,023 2,023
Total Short-Term Investments
(Cost $2,023) 2,023
Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.9%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve
Fund, 5.34% (5)(6) 6,273 6,273
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 6,273
Total Securities Lending Collateral
(Cost $6,273) 6,273
Total Investments in
Securities 102.4%
(Cost $218,058) $ 219,028
Other Assets Less Liabilities
(2.4)% (5,175)
Net Assets 100.0% $ 213,853

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $19,869 and represents 9.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2024.
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.7%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.7%
Credit Default Swaps, Protection Sold 0.7%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/28 8,415 684 295 389
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S42, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/29 6,300 514 429 85
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/28 7,100 174 122 52
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/34 9,500 87 35 52
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 2,750 67 61 6
Total Centrally Cleared Credit Default Swaps, Protection Sold 584
Total Centrally Cleared Swaps 584
Net payments (receipts) of variation margin to date (563)
Variation margin receivable (payable) on centrally cleared swaps $ 21
**
Includes interest purchased or sold but not yet collected of $13.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 145 U.S. Treasury Long Bond contracts 12/24 17,853 $ (122)
Long, 7 U.S. Treasury Notes five year contracts 12/24 766 (2)
Short, 29 U.S. Treasury Notes ten year contracts 12/24 (3,293) 18
Long, 92 Ultra U.S. Treasury Bonds contracts 12/24 12,138 (141)
Short, 151 Ultra U.S. Treasury Notes ten year contracts 12/24 (17,733) 139
Net payments (receipts) of variation margin to date (8)
Variation margin receivable (payable) on open futures contracts $ (116)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.34% $ — $ — $ 30 ++
Totals $ — # $ — $ 30 +
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government Reserve Fund, 5.34% $ 3,613 ¤ ¤ $ 8,296
Total $ 8,296 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $30 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,296.

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund  (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Institutional Long Duration Credit Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E151-054Q1 08/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 210,732 $ — $ 210,732
Short-Term Investments 2,023 — — 2,023
Securities Lending Collateral 6,273 — — 6,273
Total Securities 8,296 210,732 — 219,028
Swaps* — 584 — 584
Futures Contracts* 157 — — 157
Total $ 8,453 $ 211,316 $ — $ 219,769
Liabilities
Futures Contracts* $ 265 $ — $ — $ 265
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.